Investment Strategy - Pathfinder Disciplined Midcap Equity ETF	Oct. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by mid-capitalization companies listed on a U.S. exchange (the “80% Policy”). The Fund defines mid-capitalization companies as companies that, at the time of purchase, fall within the mid-sized segment of the U.S. equity market based on market capitalization, which may include companies ranked approximately 200th to 1,000th among publicly traded U.S. companies by market capitalization. As of September 30, 2026, this capitalization range would be approximately $2 billion to $124 billion. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell securities of that company.

The Fund will systematically seek to invest in between 50 to 200 companies. Portfolio candidates are evaluated based on a combination of quantitative and qualitative criteria, including:

●	Momentum metrics including price momentum, business momentum and technical indicators. Business momentum is measured by the efficiency of business operations. Technical indicators are measured by on balance volume, which is a price and volume based technical indicator that determines whether volume is flowing in or out of a security over a specified time horizon;

●	Sentiment metrics including analyst revision, ownership and short interest. Ownership is measured by ownership by institutions, hedge funds and insiders through reference to public reports filed under the Securities Exchange Act of 1934, as amended, or comparable publicly available information;

●	Growth metrics including earnings growth and investment in growth initiatives;

●	Quality metrics including earnings quality, balance sheet strength and management quality. Earnings quality is measured by profitability and capital allocation of the company. Management quality is measured by the demographic and experience profile of the management team; and

●	Valuation metrics including both normalized and flow-based measures (“normalized valuation measures” refer to commonly used financial metrics that evaluate a company’s valuation using relatively stable financial characteristics, such as book-to-price ratio, cash-to-market value ratio, and dividend yield, while “flow-based measures” refer to financial metrics that reflect a company’s operating performance and business activity, such as price-to-earnings growth (PEG) ratio and operating cash flow).

Using a machine learning-enabled, multi-factor process, Opal Capital LLC (the “Adviser”) seeks to identify over- and undervalued securities across a broad investment universe. The machine learning-enabled multi-factor process evaluates securities using a broad set of quantitative inputs, including momentum, sentiment, growth, quality and value and generates forward-looking outputs of expected return forecasts for securities within the universe. The Adviser then applies advanced optimization techniques to the output to maximize the portfolio. Advanced optimization techniques refer to the use of quantitative portfolio construction methodologies, including portfolio optimization tools provided by third-party vendors. These tools assist the Adviser in evaluating portfolio trade-offs and constructing portfolios that seek to balance expected return, estimated risk, transaction costs, diversification, and other investment objectives, while taking into account portfolio guidelines and constraints, including limits on individual security, sector, and factor exposures.

By combining multi-factor insights with advanced optimization techniques, the Adviser constructs a portfolio that balances expected return with risk, concentration, and transaction costs, with the goal of achieving attractive risk-adjusted returns while maintaining investment discipline. The Adviser’s risk management protocol is integrated throughout the investment process, including disciplined factor-, sector- and stock-level risk budgeting, in seeking to preserve upside participation while mitigating downside risk. Disciplined factor-, sector-, and stock-level risk budgeting refers to the establishment and ongoing monitoring of portfolio guidelines intended to manage exposures to investment factors, industry sectors, and individual securities. The Adviser generally seeks to maintain these exposures within internally established parameters and may make adjustments over time as market conditions, investment opportunities, portfolio objectives, or client guidelines change.

Equity securities in which the Fund will invest include common stock and preferred stock.

The Adviser has retained Vident Advisory, LLC d/b/a Vident Asset Management (the “Sub-Adviser”), which is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund.

The Adviser may sell a security or reduce its position if:

●	The original investment thesis for a company is no longer valid; or

●	A more attractively priced security is found.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by mid-capitalization companies listed on a U.S. exchange (the “80% Policy”).